CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 25,414,729	$ 3,579,590	¥ 21,938,653
Restricted cash	882,637	124,317	1,164,748
Short-term investments	1,983,201	279,328	1,595,904
Accounts receivables, net	778,767	109,687	567,730
Amounts due from related parties, net	553,502	77,959	670,187
Other receivables and prepayments, net	2,298,612	323,753	2,280,449
Loan receivables, net	4,437	625	882
Inventories	5,644,713	795,041	5,515,880
Total current assets	37,560,598	5,290,300	33,734,433
Property and equipment, net	16,882,100	2,377,794	16,225,589
Deposits for property and equipment	200,739	28,273	296,717
Land use rights, net	10,132,626	1,427,151	7,638,506
Intangible assets, net	332,821	46,877	336,599
Investments in equity method investees	2,155,561	303,604	2,162,872
Other investments	2,916,189	410,737	2,660,305
Other long-term assets	147,669	20,799	91,762
Goodwill	755,213	106,370	755,213
Deferred tax assets, net	685,017	96,483	681,770
Right-of-use assets, net	554,061	78,038	891,744
Total assets	72,322,594	10,186,426	65,475,510
Current liabilities:
Accounts payable (Including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB1,133 and RMB3,478 as of December 31, 2022 and 2023, respectively)	17,259,395	2,430,935	15,018,138
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB269,235 and RMB277,846 as of December 31, 2022 and 2023, respectively)	1,689,881	238,015	1,737,424
Accrued expenses and other current liabilities (Including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB1,299,350 and RMB729,440 as of December 31, 2022 and 2023, respectively)	9,560,449	1,346,562	8,394,742
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB16,297 and RMB2,575 as of December 31, 2022 and 2023, respectively)	457,594	64,451	400,207
Short-term loans	1,425,576	200,788	2,687,438
Operating lease liabilities (Including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB6,956 and RMB5,722 as of December 31, 2022 and 2023, respectively)	80,868	11,390	136,435
Total current liabilities	30,624,136	4,313,321	28,526,120
Deferred tax liabilities (Including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB28,369 and RMB33,823 as of December 31, 2022 and 2023, respectively)	692,492	97,535	573,734
Deferred income-noncurrent	1,756,949	247,461	1,469,685
Operating lease liabilities-noncurrent (Including operating lease liabilities-noncurrent of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB1,499 and RMB784 as of December 31,2022 and 2023, respectively)	689,259	97,080	832,928
Total liabilities	33,762,836	4,755,397	31,402,467
Commitments and contingencies (Note 22)
SHAREHOLDERS' EQUITY:
Treasury shares, at cost (22,438,760 and 5,977,682 Class A shares as of December 31, 2022 and 2023, respectively)	(3,624,763)	(510,537)	(8,352,511)
Additional paid-in capital	4,444,755	626,031	13,091,781
Retained earnings	36,836,928	5,188,373	28,720,304
Accumulated other comprehensive loss	(695,589)	(97,972)	(707,628)
Total Vipshop Holdings Limited shareholders' equity	36,961,404	5,205,906	32,752,037
Non-controlling interests	1,598,354	225,123	1,321,006
Total shareholders' equity	38,559,758	5,431,029	34,073,043
Total liabilities and shareholders' equity	72,322,594	10,186,426	65,475,510
Related Party [Member]
Current liabilities:
Amounts due to related parties (Including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB3,191 and RMB8,488 as of December 31, 2022 and 2023, respectively)	150,373	21,180	151,736
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	62	9	80
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 11	$ 2	¥ 11